/Securities and Exchange Commission
Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending March 31, 2000

MFS Multimarket Income Trust

Date         Identification   Shares          Repurchase       NAV     Broker
             of Security      Repurchased     Price
3/8/00       Shares of        74,300          5.750            7.10    Paine
             Beneficial                                                Webber
             Interest
3/9/00       Shares of        9,600           5.8125           7.12    Paine
             Beneficial                                                Webber
             Interest
3/9/00       Shares of        25,000          5.8125           7.12    Paine
             Beneficial                                                Webber
             Interest
3/10/00      Shares of        24,000          5.8125           7.11    Paine
             Beneficial                                                Webber
             Interest
3/16/00      Shares of        21,000          5.6875           7.08    Paine
             Beneficial                                                Webber
             Interest
3/17/00      Shares of        30,000          5.6875           7.09    Paine
             Beneficial                                                Webber
             Interest
3/21/00      Shares of        26,100          5.750            7.10    Paine
             Beneficial                                                Webber
             Interest
3/22/00      Shares of        35,000          5.8125           7.10    Paine
             Beneficial                                                Webber
             Interest
3/23/00      Shares of        31,100          5.8125           7.11    Paine
             Beneficial                                                Webber
             Interest
3/27/00      Shares of        12,600          5.8125           7.09    Paine
             Beneficial                                                Webber
             Interest
3/28/00      Shares of        35,000          5.8125           7.09    Paine
             Beneficial                                                Webber
             Interest
3/30/00      Shares of        50,000          5.8125           7.08    Paine
             Beneficial                                                Webber
             Interest
3/31/00      Shares of        52,000          5.8125           7.09    Paine
             Beneficial                                                Webber
             Interest




Total Shares Repurchased:  425,700
Remarks: None.

MFS Multimarket Income Trust

by:  W. Thomas London

         W. Thomas London

                                    Treasurer